Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Equity Income Fund formerly Equity Income Fund I (Prospectus Summary): | Equity Income Fund formerly Equity Income Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Equity Income Fund
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated September 14, 2012

to the Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 23, 2012, June 15, 2012, and July 17, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the paragraph and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities. The Fund usually invests in equity securities of companies with large market capitalizations (those included in the S&P 500 Index, which as of December 31, 2011 ranged between $1.57 billion and $401.25 billion), but may also invest in equity securities of companies with medium market capitalizations (those included in the Russell Midcap ® Index, which as of December 31, 2011 ranged between $117 million and $20.51 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund will also invest in real estate investment trusts and securities of foreign issuers.

Equity Income Fund formerly Equity Income Fund I | Class R-1 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEMX
Equity Income Fund formerly Equity Income Fund I | Class R-2 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEINX
Equity Income Fund formerly Equity Income Fund I | Class R-3 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIOX
Equity Income Fund formerly Equity Income Fund I | Class R-4 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIPX
Equity Income Fund formerly Equity Income Fund I | Class R-5 Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIQX